Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statement of Comprehensive Income
Net income including noncontrolling interest	$ 5,058	$ 4,841	$ 4,998
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	(331)	(586)	(942)
Defined benefit pension and postretirement plans adjustment	(524)	489	(1,562)
Debt and equity securities - unrealized gain (loss)			2
Cash flow hedging instruments - unrealized gain (loss)	(33)	25	107
Total other comprehensive income (loss), net of tax	(888)	(72)	(2,395)
Comprehensive income (loss) including noncontrolling interest	4,170	4,769	2,603
Comprehensive (income) loss attributable to noncontrolling interest	(6)	(6)	(48)
Comprehensive income (loss) attributable to 3M	$ 4,164	$ 4,763	$ 2,555